Dividends (Tables)	6 Months Ended
Jun. 30, 2020
Dividends
Schedule of dividends

	Half year 2020			Half year 2019
	Cents per share		$m	Cents per share		$m
Dividends relating to reporting period:
First interim ordinary dividend	5.37	¢	140	20.29	¢	526
Dividends paid in reporting period:
Second interim ordinary dividend for prior year	25.97	¢	674	42.89	¢	1,108